Accounts payable, accrued and other liabilities (Schedule of Accounts payable, accrued and other liabilities) (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade payables	$ 4,757	$ 3,665
Accrued and other liabilities	4,404	2,477
Payroll taxes	21	15
Amounts due to Directors	58	60
Accounts payable and accrued liabilities	$ 9,240	$ 6,217